OPERATING EXPENSES - Other operating income and expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
Provisions	$ (1,254)	$ (359)	$ (348)
Rentals and internet capacity	(3,321)	(1,121)	(862)
Other	(5,100)	(1,766)	(1,915)
Other operating income and expenses	$ (9,675)	$ (3,246)	$ (3,125)